Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

Borrowings

On January 1, 2026, Jiangxi Yibo entered into a bank loan agreement in the amount of $5,700 (RMB40,000), from Agricultural Bank of China Xinyu Branch with an annual interest rate of 2.90%, which will mature on December 30, 2026. The loan was secured by the mortgage of the properties of Jiangxi Yibo.

On March 22, 2026, Jiangxi Leibotai entered into a bank loan agreement in the amount of $1,425 (RMB10,000), from Bank of China Xinyu Branch with one year maturity and an annual interest rate of 3.00%. The loan was guaranteed by Jiangxi Yibo.

The Group has evaluated subsequent events from December 31, 2025 through March 31, 2026, the date the consolidated financial statements were issued, and did not identify any subsequent events with material financial impact on the consolidated financial statements.